CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)									2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Oct. 15, 2024	Feb. 27, 2024	Feb. 14, 2024	Feb. 09, 2023	Feb. 27, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Jan. 01, 2024	Feb. 08, 2023
Long-Term Debt	$ 112,580,000										$ 112,580,000		$ 122,836,024
Debt Instrument, Convertible, Conversion Price													$ 10
Common Stock [Member]
Shares, Outstanding	140,227,818										140,227,818		149,264,925	149,264,925
XCF Global Capital Inc [Member]
Long-Term Debt								$ 202,383
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Shares, Conversion of Convertible Securities	625,000	2,725,000	2,500,000	5,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 556,401						1,077,444	$ 5,503,633
Debt Conversion, Original Debt, Interest Rate of Debt												44.16%
Interest Expense, Operating and Nonoperating								$ 0			$ 6,853
XCF Global Capital Inc [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues										$ 42,500
Stock Issued During Period, Shares, Conversion of Convertible Securities										2,329,743	12,670,034
Stock Issued During Period, Value, Conversion of Convertible Securities										$ 2,330	$ 12,670
Shares, Outstanding	74,999,777									62,329,743	74,999,777	62,329,743
XCF Global Capital Inc [Member] | XCF and GL [Member] | Common Stock [Member]
Shares, Outstanding										20,450,000		20,450,000
XCF Global Capital Inc [Member] | XCF [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												12,670,034
XCF Global Capital Inc [Member] | GL [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												33,120,034
XCF Global Capital Inc [Member] | Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					10.00%										10.00%
Stock Issued During Period, Value, New Issues					$ 2,000,000				$ 1,608,000
Debt Instrument, Convertible, Conversion Price					$ 0.40										$ 1
XCF Global Capital Inc [Member] | Convertible Notes [Member] | XCF and GL [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%	10.00%								10.00%
Stock Issued During Period, Value, New Issues	$ 250,000	$ 1,090,000	$ 1,000,000
Debt Instrument, Convertible, Conversion Price	$ 0.40	$ 0.40	$ 0.40								$ 0.40
XCF Global Capital Inc [Member] | Convertible Notes [Member] | Purchase Agreement [Member]
Debt Instrument, Face Amount						$ 600,000	$ 1,210,383		$ 600,000
Debt Instrument, Periodic Payment, Principal						$ 164	$ 9,487
Debt Conversion, Converted Instrument, Shares Issued						600,164	1,219,870